Average Annual Total Returns - Annuity - Vanguard LifeStrategy Income Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees or expenses) 10 Years	Income Composite Index (reflects no deduction for fees or expenses) 1 Year	Income Composite Index (reflects no deduction for fees or expenses) 5 Years	Income Composite Index (reflects no deduction for fees or expenses) 10 Years
Total	9.13%	6.24%	5.17%	7.51%	4.44%	3.84%	9.71%	6.49%	5.48%